Basis of preparation - Additional Information (Detail) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Summary Of Significant Accounting Policies [line Items]
Loss for the period		$ 161,619,569	$ 80,687,401
Accumulated Deficit		(375,804,634)		$ (216,066,255)
Net Cash Flows Used in Operating Activities		76,830,327	20,197,682
Proceeds from Reverse Recapitalization Transaction	$ 53,300,000
Proceeds from Sale of Shares to PIPE Investors	$ 111,500,000
Gains (losses) on net monetary position		2,637,888	$ 0
Proeed From the issue of Private placement		20,000,000
Working Capital		$ 22,366,922		$ 110,370,480